   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 3, 2002

                                                     REGISTRATION NOS. 811-3084
                                                                        2-68723

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 /  /
                        PRE-EFFECTIVE AMENDMENT NO. /  /
                      POST-EFFECTIVE AMENDMENT NO. 35 /X/
                                     AND/OR
                       REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 /  /
                              AMENDMENT NO. 36 /X/
                       (Check appropriate box or boxes)

                        PRUDENTIAL SMALL COMPANY FUND, INC.
                 (Exact name of registrant as specified in charter)

                             GATEWAY CENTER THREE
                             100 MULBERRY STREET
                        NEWARK, NEW JERSEY 07102-4077
                (Address of Principal Executive Offices) (Zip Code)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                        MARGUERITE E.H. MORRISON, ESQ.
                             GATEWAY CENTER THREE
                             100 MULBERRY STREET
                        NEWARK, NEW JERSEY 07102-4077
              (Name and Address of Agent for Service of Process)

                Approximate date of proposed public offering:
                  As soon as practicable after the effective
                     date of the Registration Statement.
             It is proposed that this filing will become effective
                            (check appropriate box):

       / X /  immediately upon filing pursuant to paragraph (b)
       /   /  on (date) pursuant to paragraph (b)
       /   /  60 days after filing pursuant to paragraph (a)(1)
       /   /  on (date) pursuant to paragraph (a)(1)
       /   /  75 days after filing pursuant to paragraph (a)(2)
       /   /  on (date) pursuant to paragraph (a)(2) of rule 485.
              If appropriate, check the following box:
       /   /  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities                                    Shares of Common Stock,
Being Registered                                       par value $.01 per share

                WE ARE INCORPORATING BY REFERENCE PARTS A AND B
         FROM POST-EFFECTIVE AMENDMENT NO. 34, FILED NOVEMBER 27, 2002.
                       ATTACHED HERETO IS A REVISED PART C.

                                    PART C
                               OTHER INFORMATION
ITEM 23. EXHIBITS.

(a)(1) Amended and Restated Articles of Incorporation. Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1993 (File No. 2-68723).

(2) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement filed on Form N-1A via EDGAR on November 29, 1994 (File No. 2-68723).

(3) Articles of Amendment. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 24 to the Registration Statement filed on Form N-1A via EDGAR on December 13, 1996 (File No. 2-68723).

(4) Articles of Amendment. Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on December 2, 1997 (File No. 2-68723).

(5) Articles Supplementary. Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(6) Articles of Amendment. Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on September 29, 2000 (File No. 2-68723).

(b) By-Laws, as amended. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A via EDGAR on September 29, 2000 (File No. 2-68723).

(c) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A via EDGAR filed on November 29, 1993 (File No. 2-68723).

(d)(1) Management Agreement between the Registrant and Prudential
Investments Fund Management LLC. Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 2001 (File No. 2-68723).

(2) Subadvisory Agreement with Jennison Associates LLC. Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 2001 (File No. 2-68723).

(e)(1) Distribution Agreement. Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(2) Form of Selected Dealer Agreement. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(g)(1) Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

(2) Amendment to Custodian Agreement. Incorporated by reference to Exhibit
(g)(3) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

(3) Amendment to Custodian Contract. Incorporated by reference to Exhibit
(g)(3) to Post-Effective Amendment No. 23 to the Registration Statement filed on Form N-1A via EDGAR on July 31, 2001 of Prudential Natural Resources Fund, Inc. (File No. 33-15166).

(4) Amendment to Custodian Contract.  Incorporated by reference to Exhibit
(g)(4) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Prudential Natural Resources Fund, Inc. (File No. 33-15166) filed via EDGAR on July 30, 2002.

(h)(1) Transfer Agency Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated January 1, 1988. Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

(2) Amendment to Transfer Agency Agreement. Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

(i)(1) Opinion and Consent of Counsel. Incorporated by reference to Exhibit
(i) to Post-Effective Amendment No. 27 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 1999 (File No. 2-68723).

(2) Consent of counsel.

(j) Consent of Independent Accountants.*

(m)(1) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(2) Amended and Restated Distribution and Service Plan for Class B shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(3) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(n)(1) Rule 18f-3 Plan. Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 26 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 1998 (File No. 2-68723).

(2) Amended and Restated Rule 18f-3 Plan. Incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 34 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 2002 (File No. 2-68723).

(p)(1) Fund's Amended Code of Ethics.  Incorporated by reference to Exhibit
(p)(1) to Post-Effective Amendment No. 34 to the Registration Statement filed on Form N-1A via EDGAR on November 27, 2002 (File No. 2-68723).

(2) Amended Personal Securities Trading Policy of Prudential. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 19 to the Registration Statement of The Prudential Investment Portfolios, Inc. filed on Form N-1A via EDGAR on October 17, 2002 (File No. 33-61997).

(3) Jennison Associates LLC Code of Ethics. Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 24 to the Registration Statement of Prudential Natural Resources Fund, Inc. filed on Form N-1A via EDGAR on July 30, 2002 (File No. 33-15166).


(q) Powers of Attorney. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 32 to the Registration Statement filed on Form N-1A via EDGAR on September 28, 2001 (File No. 2-68723).

*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25. INDEMNIFICATION

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VI of the Fund's Amended By-Laws (Exhibit (b) to the Registration Statement), the Registrant shall indemnify present and former officers, directors, employees and agents of the Registrant against judgments, fines, settlements and expenses and may advance expenses to such parties to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of Maryland General Corporation Law permits indemnification of directors unless it is established that (i) the act or omission of the director was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director has reasonable cause to believe that the act or omission was unlawful. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), Prudential Investment Management Services LLC or the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC
(PI) and Jennison Associates LLC (Jennison), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Prudential Investments LLC (PI)

See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.

The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

The business and other connections of PI's directors and principal executive officers are set forth below. The address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


NAME AND
ADDRESS        POSITION WITH PI                          PRINCIPAL OCCUPATIONS
David R.       Officer in Charge, President, Chief       Officer in Charge, President, Chief Executive Officer and Chief Operating
Odenath, Jr.   Executive Officer and Chief               Officer, PI; Senior Vice President, The Prudential Insurance Company of
               Operating Officer                         America (Prudential)

Kevin B.       Executive Vice President                  Executive Vice President, PI
Osborn

Stephen        Executive Vice President                  Executive Vice President, PI
Pelletier

Robert F.      Executive Vice President and Chief        Executive Vice President and Chief Administrative Officer, PI;
Gunia          Administrative Officer                    Vice President, Prudential; President, Prudential Investment
                                                         Management Services LLC (PIMS)

William V.     Executive Vice President, Chief           Executive Vice President, Chief Legal Officer and Secretary, PI;
Healey         Legal Officer and Secretary               Vice President and Associate General Counsel, Prudential; Senior
                                                         Vice President, Chief Legal Officer and Secretary, PIMS

Philip N.      Executive Vice President, Chief           Executive Vice President, Chief Financial Officer and Treasurer,
Russo          Financial Officer and Treasurer           Director of Jennison

Judy A. Rice   Executive Vice President                  Executive Vice President, PI

Lynn M.        Executive Vice President                  Executive Vice President, PI
Waldvogel


(b) Jennison Associates LLC (Jennison)

See "How the Fund is Managed-Investment Adviser" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Registration Statement.


The business and other connections of Jennison's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

NAME AND ADDRESS                    PRINCIPAL OCCUPATION
John H. Hobbs                       Director, Chairman and Chief Executive Officer, Jennison. Director and Vice President,
                                    Prudential Investment Management, Inc. ("PIM"). Director, Prudential Trust Company

Spiros Segalas                      Director, President and Chief Investment Officer, Jennison

Michael A. Del Balso                Director and Executive Vice President, Jennison

Karen E. Kohler                     Director, Executive Vice President and Chief Compliance Officer, Jennison

Kathleen A. McCarragher             Director and Executive Vice President, Jennison

Mary-Jane Flaherty                  Director, Jennison.  Managing Director - Strategic Initiatives, PIM.  Director and Vice
 Gateway Center Three, 15th Floor   President, Prudential Asset Management Holding Company ("PAMHC")
 100 Mulberry Street
 Newark, New Jersey  07102

Philip N. Russo
 Gateway Center Three, 15th Floor   Director, Jennison. Director and Vice President, PIM.
 100 Mulberry Street                Director, PRICOA General Partner Limited
 Newark, New Jersey  07102

Victor Y. Sim
 751 Broad Street, 17th Floor       Director, Jennison. Vice President, The Prudential Insurance Company of America ("PICA")
 Newark, New Jersey  07102

John R. Strangfeld                  Director, Jennison. Vice Chairman, Prudential Financial, Inc. ("PFI").  Director, Chairman and
 199 Water Street                   Chief Executive Officer, Prudential Securities Group Inc.  Director, Chairman and Chief
 New York, New York  10292          Executive Officer, Prudential Securities Incorporated. Director and President, PAMHC.
                                    Director and Chairman, PIM.  Executive Vice President, PICA.  Executive Vice President,
                                    Prudential Investment Management Services LLC.  Director and Chairman, PIM Global
                                    Financial Strategies, Inc.  President, PGAM Finance Corporation.  Director and President,
                                    Prudential Capital & Investment Services, LLC

Kevin C. Uebelein                   Director, Jennison.  Director, Chief Investment Officer, Senior Managing Executive Officer,
 CIO Office, 6F                     Executive Officer, The Gibraltar Life Insurance Company, Ltd.  Senior Vice President, PIM.
 4-4-1, Nihombashi, Hongoku-cho     Director,

NAME AND ADDRESS                    PRINCIPAL OCCUPATION
 Chuo-Ku, Tokyo, 103-0021, Japan    Prudential Holdings of Japan, Inc.  Director, Asian Infrastructure Mezzanine Capital Fund

Bernard B. Winograd                 Director, Jennison.  Senior Vice President, PFI. Director, Chief Executive Officer and
 Gateway Center Three, 15th Floor   President, PIM.  Director and Vice President, PAMHC.  Director and Chairman, PIM Warehouse,
 100 Mulberry Street                Inc., Director and Chairman, PIC Holdings Limited.  Director, Circle Housing Corporation.
 Newark, New Jersey  07102           Chief Executive Officer and Trustee, 745 Property Investments


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc. and The Target Portfolio Trust.

PIMS is also distributor of the following unit investment trusts: Separate Accounts; The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

(b) Information concerning the officers and directors of PIMS is set forth below.


                       POSITIONS AND                                POSITIONS AND
                       OFFICES WITH                                 OFFICES WITH
NAME(1)                UNDERWRITER                                  REGISTRANT
Edward Chaplin         Executive Vice President and Treasurer       None
751 Broad Street
Newark, NJ 07102

John T. Doscher        Senior Vice President and Chief              None
213 Washington St.     Compliance Officer
Newark, NJ 07102

Margaret Deverell      Senior Vice President and Chief Financial    None
213 Washington Street  Officer
Newark, NJ 07102

Robert F. Gunia        President                                    Vice President and Director

William V. Healey      Senior Vice President, Secretary and         None
                       Chief Legal Officer

Stephen Pelletier      Executive Vice President                     None

Scott G. Sleyster      Executive Vice President                     None
71 Hanover Road
Florham Park, NJ 07932

John R. Strangfeld     Executive Vice President                     None

One Seaport Plaza
New York, NY 10292

(1) The address of each person named is Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102-4077 unless otherwise noted.

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and Prudential Mutual Fund Services, LLC, 194 Wood Avenue South, Iselin, New Jersey 08830. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) and Rules 31a-1(b)(4)
and (11) and 31a-1(d) will be kept at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the captions "How the Fund is Managed-Manager", "How the Fund is Managed-Investment Adviser" and "How the Fund is Managed-Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed by the undersigned, duly authorized, in the City of Newark, and the State of New Jersey, on the 2nd day of December, 2002.


                                            PRUDENTIAL SMALL COMPANY FUND, INC.

                                            /s/ David R. Odenath, Jr.
                                            ------------------------------------
                                            /s/ David R. Odenath, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                               TITLE              DATE

          *
   SAUL K. FENSTER               Director
          *
   DELAYNE D. GOLD
                                 Director
          *
   ROBERT F. GUNIA
                                 Director
          *
DOUGLAS H. MCCORKINDALE
                                 Director
          *
 W. SCOTT MCDONALD, JR.
                                 Director
          *
    THOMAS T. MOONEY
                                 Director
          *
  STEPHEN P. MUNN
                                 Director
          *
  DAVID R. ODENATH, JR.
                                 Director
          *
  RICHARD A. REDEKER
                                 Director
          *
  JUDY A. RICE
                                 Director
          *
  ROBIN B. SMITH
                                 Director
          *
  LOUIS A. WEIL, III
                                 Director
          *                      Director

  CLAY T. WHITEHEAD

          *
  GRACE C. TORRES                Treasurer and Principal Financial
                                 and Accounting Officer

*By /s/ Marguerite E. H. Morrison
 Marguerite E. H. Morrison
 Attorney-in-fact


                                                               December 2, 2002

                       PRUDENTIAL SMALL COMPANY FUND, INC.
                                  EXHIBIT INDEX

EXHIBIT
NUMBER                            DESCRIPTION


(j) CONSENT OF INDEPENDENT ACCOUNTANTS.*

-------------------
*Filed herewith.